Consolidated Statements of Shareholders' Equity (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance, January 1, 2012 at Dec. 31, 2011	$ 935,017	$ 236,843,470	$ (25,856,739)	$ 211,921,748
Balance, January 1, 2012 (in Shares) at Dec. 31, 2011	31,167,211
Net loss			(13,198,741)	(13,198,741)
Issuance of shares in Rights Offering Program, net of issuance costs	415,562	14,252,617		14,668,179
Issuance of shares in Rights Offering Program, net of issuance costs (in Shares)	13,852,094
Issuance of restricted shares for stock incentive award and share-based compensation	9,009	662,372		671,381
Issuance of restricted shares for stock incentive award and share-based compensation (in Shares)	300,300
Dividends declared			(4,436,421)	(4,436,421)
Balance at Dec. 31, 2012	1,359,588	251,758,459	(43,491,901)	209,626,146
Balance,shares (in Shares) at Dec. 31, 2012	45,319,605
Net loss			(103,424,827)	(103,424,827)
Issuance of restricted shares for stock incentive award and share-based compensation	12,110	556,224		568,333
Issuance of restricted shares for stock incentive award and share-based compensation (in Shares)	403,650
Dividends declared			(2,067,571)	(2,067,570)
Balance at Dec. 31, 2013	1,371,698	252,314,683	(148,984,299)	104,702,082
Balance,shares (in Shares) at Dec. 31, 2013	45,723,255
Net loss			(19,359,005)	(19,359,005)
Issuance of shares from private placement, net of issuance costs	334,946	14,165,054		14,500,000
Issuance of shares from private placement, net of issuance costs (in Shares)	11,164,868
Issuance of restricted shares for stock incentive award and share-based compensation	13,118	496,996		510,114
Issuance of restricted shares for stock incentive award and share-based compensation (in Shares)	437,250
Canceled shares due to repurchase program	(5,042)	(145,645)		(150,687)
Canceled shares due to repurchase program (in Shares)	(168,060)
Balance at Dec. 31, 2014	$ 1,714,720	$ 266,831,088	$ (168,343,304)	$ 100,202,504
Balance,shares (in Shares) at Dec. 31, 2014	57,157,313